Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Apr. 22, 2021	May 31, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	May 06, 2021
Related Party Transaction [Line Items]
Compensation expense		$ 79,821
Due from related party					$ 50,000	$ 90,000
Promissory note outstanding			$ 0	$ 0	$ 0
Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued		55,000
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Fair value of share		$ 1.45
Shares issued, fair value		$ 79,821
Sponsor | Common Class B [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture	0
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Anchor Investors
Related Party Transaction [Line Items]
Condition on sale of Sponsor founder shares if anchor investor purchases its units allocated (in percentage)				100.00%	100.00%
Sale of shares			750,000	750,000	750,000
Founder Shares | Common Class B [Member]
Related Party Transaction [Line Items]
Common shares forfeited	2,875,000
Maximum shares subject to forfeiture	375,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Number of shares issued	25,000
Common shares, par value, (per share)	$ 0.009
Founder Shares | Sponsor | Director [Member]
Related Party Transaction [Line Items]
Number of shares issued		55,000
Founder Shares | Sponsor | Common Class B [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)	$ 12.00
Founder Shares | Anchor Investors
Related Party Transaction [Line Items]
Sale of shares			75,000	75,000	75,000
Price per share			$ 0.009	$ 0.009	$ 0.009
Fair value of share			6.75	$ 6.75	$ 6.75
Shares issued, fair value				$ 5,062,500	$ 5,062,500
Price of warrants per unit			$ 1.00	$ 1.00	$ 1.00
Probability of completing business combination				75.00%	7500.00%
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 300,000
Promissory Note with Related Party | Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000	$ 300,000	$ 300,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000	$ 1,500,000	$ 1,500,000
Price of warrant			$ 1.00	$ 1.00	$ 1.00
Working Capital Loan
Related Party Transaction [Line Items]
Working capital loans outstanding			$ 0	$ 0	$ 0
Office Space, Secretarial and Administrative Services
Related Party Transaction [Line Items]
Due from related party			20,000	20,000	26,129
Expenses per month				10,000	$ 10,000
Expense for office space, secretarial and administrative services			$ 30,000	$ 60,000